Fixed Assets Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2013
Computers, software and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	3 years
Computers, software and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years